401(K) Retirement Savings Plan (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
401(K) Retirement Savings Plan [Abstract]
Contribution plan	$ 4,685	$ 7,956	$ 0	$ 63,344	$ 139,804